UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7871

TD WATERHOUSE PLUS FUNDS, INC
(FORMERLY KNOWN AS NATIONAL INVESTORS CASH MANAGEMENT FUND, INC)

(Exact name of registrant as specified in charter)

100 Wall Street, New York, New York 10005

(Address of principal executive offices)	(Zip code)

George O. Martinez, President, TD Waterhouse Plus Funds, Inc.
100 Summer Street, Suite 1500, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:     212-806-3500

Date of fiscal year end:     October 31, 2005

Date of reporting period:  April 30, 2005

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

             Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Semiannual Report
April 30, 2005 (unaudited)

TD Waterhouse
Plus Funds, Inc.

Money Market Plus Portfolio

TD WATERHOUSE PLUS FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS
James F. Rittinger†	Theodore Rosen
Partner	Managing Director of Burnham
Satterlee Stephens	Securities, Inc. and Chairman
Burke & Burke LLP	of the Board of
Marathon Capital LLC

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring	Corporate Director
Community Corp.

EXECUTIVE OFFICERS
George O. Martinez*	Christopher Salfi
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Michele R. Teichner
Chief Compliance Officer

*Affiliated Person of the Distributor
†Interested Director

TD WATERHOUSE PLUS FUNDS, INC.
Service Providers

Investment Manager	Transfer Agent
& Administrator	National Investor Services Corp.
TD Asset Management USA Inc.	100 Wall Street
100 Wall Street	New York, NY 10005
New York, NY 10005

Independent Registered	Shareholder Servicing
Public Accounting Firm	TD Waterhouse Investor
Ernst & Young LLP	Services, Inc.
5 Times Square	100 Wall Street
New York, NY 10036	New York, NY 10005
Customer Service Department
1-800-934-4448

Custodian	Legal Counsel
The Bank of New York	Shearman & Sterling LLP
One Wall Street	599 Lexington Avenue
New York, NY 10286	New York, NY 10022

Distributor	Independent Directors
Funds Distributor, Inc.	Counsel
100 Summer Street	Willkie Farr & Gallagher LLP
Boston, MA 02110	787 Seventh Avenue
New York, NY 10019

TD WATERHOUSE PLUS FUNDS, INC.

Staying the Course in Uncertain Times

Dear Shareholder:

Since shifting to a tighter monetary policy nearly a year ago, the Federal Reserve Open Market Committee (Federal Reserve) has raised interest rates eight times in an effort to balance the need to hold inflation in check and allow the economy to grow at a sustainable pace.

The response of the bond market has been mixed. Short-term rates are rising amid expectations that the Federal Reserve will move the federal funds rate steadily higher and fear that inflation may accelerate if energy prices remain high. Long-term rates, on the other hand, aren’t escalating at the same time because of worries that lofty oil prices are more likely to slow the economy later in the year than fuel inflation down the road.

Uncertainty about how quickly the Federal Reserve might have to increase rates has unsettled the bond and equity markets. During periods of rising rates, money market funds may be considered a relatively conservative option, seeking to conserve principal and potentially offering higher yields as short-term rates increase.

Still, we believe it’s important that investors establish and stay with an appropriate financial plan to achieve their long-term goals. TD Waterhouse money market funds may be the right fit for the cash component in your portfolio.

Once again, on behalf of all of us at TD Waterhouse, I would like to convey our appreciation for your faith in our commitment to help you manage your money successfully.

TD Waterhouse strives to offer you the very best mix of choice, convenience and value. Thank you for your continued business.

Timothy Pinnington
President and Chief Executive Officer
TD Waterhouse USA
June 13, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. For a prospectus containing this and other information about the Fund, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

TD WATERHOUSE PLUS FUNDS, INC.

Commentary

Market Review

After a strong finish to 2004, financial markets became unsettled in the early months of 2005, as investors assessed economic data in an effort to determine how quickly the Federal Reserve Open Market Committee (Federal Reserve) might need to increase interest rates.

The Federal Reserve continues to tighten U.S. monetary policy at a “measured pace,” lifting the federal funds rate by a quarter-point at each of its February, March and May, 2005, policy meetings to 3.0%. The central bank has raised rates eight times since the middle of 2004, when the federal funds rate was at a four-decade low of 1.0%. The goal appears to be to push short-term interest rates to a neutral level – estimated to be between 3.0% and 5.0% – that would help keep inflation in check but not stifle economic growth. It is a balancing act that investors are watching closely.

On the one hand, reports continue to show that, on the whole, the economy is still growing at a robust pace. GDP (gross domestic product) for the first quarter of 2005 grew at a solid annualized rate of 3.1%, though slower than the 3.5% forecast and the 3.8% posted in the fourth quarter of 2004. Some April data indicate that the second calendar quarter is off to a good start and could match the first-quarter advance: manufacturing expanded for the 22nd straight month; the economy created a greater-than-forecast 274,000 jobs, bringing the year-to-date total to 844,000; retail sales rose a better-than-expected 1.4%; and housing starts got back on track for potentially the best year for construction since 1978.

At the same time, the Federal Reserve has acknowledged that “pressures on inflation have picked up in recent months as pricing power is more evident.” The core rate of the Consumer Price Index, which excludes the volatile food and energy components, rose 2.2% for the 12 months ending April 30 and core consumer prices are rising at an annual rate of 2.6% so far this year. Similarly, the core PCE (personal consumption expenditure) Price Index was up an annualized 2.2% in the first quarter – the most since the fourth quarter of 2001. The PCE index is the Federal Reserve’s preferred inflation gauge due to the broader range of goods and services surveyed.

A  major factor in the outlook for interest rates is whether oil prices will remain high and stoke inflation and slow economic growth. The price of crude hit a record-high $57 a barrel in March amid concern that global demand might be rising faster than supply. Supply worries are heightened by the political instability in Iraq and the impact it could have on the country’s ability to maintain, and increase as necessary, its oil production to help meet demand.

Judging by the moves in bond yields, investors seem to be of two minds. Short-term rates are rising because investors see the Federal Reserve on a steady course of tightening monetary policy and fear inflation may accelerate if energy prices stay high. Long-term rates, on the other hand, are not moving up in tandem because the bond market appears more worried about high oil prices slowing the economy later in the year than igniting inflation any time soon. The yield on the 10-year government bond, for example, increased slightly to 4.20% over the six months ended April 30, 2005, but is still well below the 4.69% level it was at when the Federal Reserve began raising rates almost a year ago. Meanwhile, short-term rates have risen pretty much in step with the federal funds rate.

So far, the surge in oil prices has had a minimal effect on economic growth, inflation and interest rates, as the economy is much less energy-intensive than was the case during oil price shocks of the past.

As for equities, they began 2005 in retreat on expectations the Federal Reserve would continue raising interest rates at a time when corporate earnings growth was forecast to decelerate. Stock markets advanced in February, helped by reports that the U.S. economy continued to grow at a brisk pace. But they fell again in March and April, as high oil prices sparked fears that inflation may pick up and prompt the Federal Reserve to jack up interest rates faster than anticipated.

The Federal Reserve has pursued a gradual approach to raising rates, though, in the belief that it is the appropriate monetary policy to contain inflation and sustain economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Asset Management USA Inc.

June 13, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. For a prospectus containing this and other information about the Fund, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2004 through April 30, 2005).

The table on the following page illustrates your Portfolio’s costs in two ways.

•

Actual Expenses. The row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. The row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolio and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other Portfolios.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Annualized Expense Ratios 11/1/2004 to 4/30/2005	Expenses Paid During Period* 11/1/2004 to 4/30/2005

Money Market Plus Portfolio

Actual	$1,000.00	$1,010.10	0.45%	$2.24

Hypothetical (5% Return before expenses)	1,000.00	1,022.56	0.45	2.26

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition*

All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.

By Security Type.

A.	41.4%	Bank Obligations
B.	30.7%	Corporate Obligations
C.	17.1%	Taxable Municipal Obligations
D.	6.1%	U.S. Government/Agency Obligations
E.	4.7%	Repurchase Agreement

*  Portfolio composition is subject to change.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securites is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolio’s proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at tdwaterhouse.com/products_services /investments/cash_money_market.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolio files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products_services/investments/cash_money_market.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

Statement of Assets and Liabilities
April 30, 2005
(Unaudited)

Money Market Plus Portfolio

ASSETS
Investments in securities, at value (including repurchase agreement of $29,428,000)	$624,522,661
Cash	20,174
Receivable for capital shares sold	5,329,695
Interest receivable	1,308,093
Prepaid expenses	45,072

TOTAL ASSETS	631,225,695

LIABILITIES
Payable for securities purchased	5,400,590
Payable for capital shares redeemed	3,452,419
Payable to Investment Manager and its affiliates (Note 3)	73,475
Accrued expenses and other liabilities	170,528
Dividends payable to shareholders	86,265

TOTAL LIABILITIES	9,183,277

NET ASSETS	$622,042,418

Net assets consist of:
Paid-in-capital	$622,067,905
Distributions in excess of net investment income	(191)
Accumulated net realized losses from security transactions	(25,296)

Net assets, at value	$622,042,418

Shares outstanding ($.0001 par value common stock, 20 billion shares authorized)	622,067,905

Net asset value, redemption price and offering price per share (Note 2)	$1.00

Please see accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended April 30, 2005
(Unaudited)

Money Market Plus Portfolio

INVESTMENT INCOME
Interest income	$6,611,985

EXPENSES
Investment management fees (Note 3)	923,038
Administration fees (Note 3)	263,723
Shareholder servicing fees (Note 3)	131,865
Transfer agent fees (Note 3)	131,865
Directors’ fees (Note 4)	29,811
Professional fees	45,836
Registration fees	41,386
Custody fees	22,982
Shareholder reports and mailing	21,862
Other expenses	7,581

TOTAL EXPENSES	1,619,949

Fees waived by the Investment Manager and its affiliates (Note 3)	(431,599)

Reduction in custody fees due to earnings credits (Note 2)	(1,586)

NET EXPENSES	1,186,764

NET INVESTMENT INCOME	5,425,221

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS	(3,008)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$5,422,213

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	Money Market Plus Portfolio

	Six Months Ended April 30, 2005 (Unaudited)	Year Ended October 31, 2004

OPERATIONS:
Net investment income	$5,425,221	$3,640,600
Net realized losses from security transactions	(3,008)	(22,594)

Net increase in net assets from operations	5,422,213	3,618,006

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(5,425,412)	(3,640,600)

Total dividends to shareholders	(5,425,412)	(3,640,600)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	648,151,556	873,168,388
Shares issued in reinvestment of dividends	5,397,863	3,589,995
Payments for shares redeemed	(522,875,371)	(796,209,952)

Net increase in net assets from capital share transactions	130,674,048	80,548,431

Total Increase In Net Assets	130,670,849	80,525,837

NET ASSETS:
Beginning of period	491,371,569	410,845,732

End of period	$622,042,418	$491,371,569

Distributions in excess of net investment income	$(191)	$—

Please see accompanying notes to financial statements.

12	13

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, ratios to average net assets, total investment return, and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Plus Portfolio

	Six Months Ended April 30, 2005 (Unaudited)		Year Ended October 31, 2004	Six Months Ended October 31, 2003*		Year Ended April 30, 2003		Period Ended April 30, 2002**

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000

Net investment income	0.010		0.009	0.004		0.013		0.001

Dividends from net investment income	(0.010)		(0.009)	(0.004)		(0.013)		(0.001)
Distributions from realized gains on investment transactions	—		—	—		(0.000	)***	—

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000

RATIOS:
Ratio of total expenses to average net assets	0.61	%(A)	0.64%	0.61	%(A)	0.62%		0.79	%(A)

Ratio of net expenses to average net assets	0.45	%(A)	0.45%	0.44	%(A)	0.44%		0.45	%(A)

Ratio of net investment income to average net assets	2.06	%(A)	0.91%	0.77	%(A)	1.27%		1.56	%(A)

SUPPLEMENTAL DATA:
Total investment return (B)	1.01%		0.89%	0.78	%(A)	1.35%		1.53	%(A)

Net assets, end of period	$622,042,418		$491,371,569	$410,845,732		$219,086,813		$50,053,306

Average net assets	$532,272,051		$400,977,903	$331,275,366		$132,010,681		$50,002,109

*	For the period ended October 31, 2003. The Portfolio changed its fiscal year end from April 30 to October 31.
**	The Portfolio commenced operations on April 4, 2002.
***	Amount represents less than $0.001 per share.
(A)	Annualized.
(B)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

14	15

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

Note 1 —	Organization

TD Waterhouse Plus Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund consists of one Portfolio, the Money Market Plus Portfolio (the “Portfolio”). The Portfolio is diversified within the meaning of the Act. The Portfolio commenced operations on April 4, 2002. The investment objective of the Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share. The Portfolio has the flexibility to invest in a broad range of high quality money market securities.

Note 2 —	Significant Accounting Policies

The following is a summary of the Portfolio’s significant accounting policies:

Use of Estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Securities Valuation — The Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2005, the cost of investments of the Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Computation of Net Asset Value — It is the Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Repurchase Agreements — The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Portfolio’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolio has an agreement with its custodian bank whereby the Portfolio receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolio is charged a fee (i.e. “earnings debits”) by its custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolio includes net earnings debits in custody fees and net earnings credits as an expense offset in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

There is a written agreement by the Investment Manager and certain of its affiliates to reduce expenses of the Portfolio (through paying certain expenses and/or waiving fees) through October 31, 2005 and for successive fiscal years unless terminated as of the end of a fiscal year, so that the Portfolio’s total operating expenses will not exceed 0.45% on an annual basis during each fiscal year. Unless stated otherwise, any voluntary expense reductions or fee waivers may be changed or eliminated at any time without prior notice.

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Portfolio, the Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets over $2 billion. For the six months ended April 30, 2005, the Investment Manager voluntarily waived $274,653 of its investment management fees for the Portfolio.

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), an affiliate of the Investment Manager, had been retained under an Administration Agreement to perform certain administrative services for the Portfolio. For the administrative services rendered to the Portfolio, the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.10 of 1% of the Portfolio’s average daily net assets. For the six months ended April 30, 2005, TD Waterhouse voluntarily waived $78,472 of its administrative fees for the Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Portfolio. The shareholder service plan adopted by the Fund provides that the Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the six months ended April 30, 2005, TD Waterhouse voluntarily waived $39,237 of its shareholder servicing fees for the Portfolio.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency related services. For such services, the Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets. For the six months ended April 30, 2005, the Transfer Agent voluntarily waived $39,237 of its transfer agency and dividend disbursing agency fees for the Portfolio.

Note 4 —	Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the “Fund Complex” (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.	a base annual retainer of $15,000, payable quarterly,
2.	a supplemental annual retainer of $6,000, payable quarterly, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and
3.	an additional supplemental annual retainer of $2,500, payable quarterly, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and
4.	a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the investment companies and their series, including the Portfolio.

Note 5 —	Federal Income Taxes

It is the Portfolio’s policy to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies. As provided therein,

TD WATERHOUSE PLUS FUNDS, INC.
Notes to Financial Statements – April 30, 2005 (Unaudited)

in any fiscal year in which the Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2004 were all ordinary income. The tax character of distributions to be paid for the year ended October 31, 2005 will be determined at the end of the current fiscal year.

As of October 31, 2004, the components of Accumulated Losses on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences

Money Market Plus Portfolio	$59,048	$(22,622)	$(58,714)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2004, the Portfolio had capital loss carryforwards available to offset future capital gains, if any, as follows:

	Expires 2011	Expires 2012

Money Market Plus Portfolio	$28	$22,594

Note 6 —	Subsequent Event

Effective May 31, 2005, due to a corporate restructuring, the Investment Manager became a direct wholly-owned subsidiary of the Toronto-Dominion Bank; and TD Investment Management Inc., the sub-adviser to several of the TD Waterhouse Trust funds, merged with and into the Investment Manager, with the surviving entity being known as TD Asset Management USA Inc.

Effective May 31, 2005 TD Asset Management USA Inc. replaced TD Waterhouse as the Administrator to the Portfolio. The administrative services are now provided through TD Asset Management USA Inc.

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—8.8%
$5,000,000	CAFCO, LLC, 3.21%, due 8/31/05 (Note C)	3.21	$4,946,286
5,000,000	Capital One Auto Finance Trust Ser. 2005-A, Cl. A1, 3.19%, due 4/16/06 (GTY: AMBAC) (Note A)	3.19	5,000,000
6,685,000	LEAFs, LLC, 3.00%, due 5/20/05 (Credit: AIG) (Notes A, C)	3.00	6,685,000
10,000,000	LEAFs, LLC, 2.99%, due 5/20 /05 (Credit: AIG) (Notes A, C)	2.02	10,000,000
5,000,000	Liberty Lighthouse U.S. Capital Co., LLC, 3.20%, due 7/11/05 (Note C)	3.13	5,000,590
8,000,000	Metropolitan Life Global Funding I, 3.13%, due 5/26/05 (Notes A, C)	3.13	8,000,000
10,000,000	RACERS Trust Ser. 2004-6-MM, 3.00%, due 9/22/05 (GTY: Lehman Bros. Holdings Inc.) (Notes A, C)	1.91	10,000,000
5,000,000	UPFC Auto Receivables Trust Ser. 2005-A, Cl. A1, 3.12%, due 4/17/06 (GTY: AMBAC) (Note A)	3.12	5,000,000

			54,631,876

	BROKER/DEALER OBLIGATIONS—10.4%
23,000,000	Goldman Sachs Group, Inc., 3.16%, due 6/15/05 (Notes A, C)	3.08	23,000,000
5,000,000	Goldman Sachs Group, Inc., 2.94%, due 5/16/05 (Notes A, C)	2.94	5,000,000
12,000,000	Merrill Lynch & Co., Inc., 3.06%, due 5/11/05 (Note A)	2.01	12,000,000
16,000,000	Morgan Stanley, 2.90%, due 5/4/05 (Note A)	2.90	16,000,359
4,000,000	Morgan Stanley, 2.95%, due 5/16/05 (Note A)	2.95	4,000,000
5,000,000	Morgan Stanley, 2.86%, due 12/15/05 (Note A)	2.86	5,000,000

			65,000,359

	EXTENDIBLE COMMERCIAL NOTES—3.2%
5,000,000	ASAP Funding Inc., 2.86%, due 5/5/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, F)	2.86	4,998,417
15,000,000	ASAP Funding Inc., 3.02%, due 6/15/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, F)	3.02	14,943,750

			19,942,167

	FINANCE & INSURANCE OBLIGATIONS—3.9%
7,000,000	General Electric Capital Corp., 3.07% (Note A)	2.92	7,008,318
2,200,000	Kokomo Grain Co., Inc., Ser. 2002-A, 3.11% (LOC: General Electric Capital Corp.) (Notes B, C)	3.11	2,200,000

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$5,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 2.86% (Note A)	2.86	$5,000,000
10,000,000	Sigma Finance Inc., 2.83%, due 7/22/05	2.83	9,936,450

			24,144,768

	LOAN PARTICIPATIONS—4.5%
10,000,000	Cos-Mar Company, 3.04%, due 6/24/05 (GTY: General Electric Co.) (Notes A, D)	3.04	10,000,000
12,000,000	Luddite Associates, 3.02%, due 8/8/05 (GTY: Prudential Insurance Co. of America) (Note D)	3.02	12,000,000
4,000,000	Perseverance Associates, LP, 3.02%, 8/8/05 (GTY: Prudential Insurance Co. of America) (Note D)	3.02	4,000,000
2,000,000	Wellesley College, 2.76%, due 5/2/05	2.76	2,000,000

			28,000,000

	TOTAL CORPORATE OBLIGATIONS—30.8%		191,719,170

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER–2.7%
10,000,000	Irish Life & Permanent PLC, 3.04%, due 7/5/05 (Notes A, E)	3.04	9,945,472
7,000,000	Irish Life & Permanent PLC, 3.32%, due 10/5/05 (Notes A, E)	3.32	6,900,479

			16,845,951

	BANK NOTES—12.8%
5,000,000	Bank of New York Co., Inc., 3.06%, due 5/27/05 (Note A)	3.06	5,000,000
20,000,000	Bayerische Landesbank GZ, 3.01%, due 5/24/05 (Note A)	3.00	20,003,017
10,000,000	Irish Life & Permanent PLC, 3.00%, due 5/23/05 (Note A)	3.00	9,998,780
8,000,000	Royal Bank of Canada, 2.93%, due 5/10/05 (Note A)	2.93	8,000,000
1,600,000	Wells Fargo & Co., 2.92%, due 5/3/05 (Note A)	2.92	1,600,882
10,000,000	Wells Fargo & Co., 2.92%, due 5/16/05 (Note A)	2.92	10,000,000
20,000,000	WestLB AG New York, 2.92%, due 5/10/05 (Note A)	2.92	20,000,000
5,000,000	Westpac Banking Corp., 2.99%, due 6/13/05 (Note A)	2.99	5,000,000

			79,602,679

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—2.9%
$13,000,000	Canadian Imperial Bank of Commerce, 3.01%, due 11/15/05 (Note A)	3.01	$13,000,000
5,000,000	Fortis Bank, 2.19%, due 6/9/05	2.27	4,999,549

			17,999,549

	DOMESTIC BANK SUPPORTED OBLIGATIONS—16.6%
2,065,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	2,065,000
1,900,000	ASC Manufacturing, Ltd. Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,035,000
2,500,000	Catholic Univ. of America, Tax., Ser. 2004, 3.16% (SBPA: Wachovia Bank, N.A.) (Note B)	3.12	2,500,000
2,000,000	Community Housing Dev. Corp. Tax., Ser. 2004, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.07	2,000,000
2,000,000	Country Class Assets, LLC Tax., Ser. 2004A, 3.06% (LOC: Bank of America, N.A.) (Note B)	3.02	2,000,000
1,500,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 3.10% (LOC: Comerica Bank) (Note B)	3.06	1,500,000
1,500,000	D&I Properties, LLC Tax., Ser. 2004, 3.10% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.06	1,500,000
500,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	500,000
1,700,000	DBH Associates - Ohio LP Adj. Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,700,000
1,040,000	Dominican Sisters, St. Mary’s of The Springs, Tax., Ser. 2000, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,040,000
1,125,000	EXAL Corp., Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,125,000
4,000,000	Galloway Company, Tax., Ser. 2003, 3.20% (LOC: Bank One, N.A.) (Note B)	3.16	4,000,000
1,410,000	General Secretariat of the OAS, Tax., Ser. A, 3.02% (LOC: Bank of America, N.A.) (Note B)	2.98	1,410,000
3,852,000	Kern Water Bank Auth. Tax., Ser. 2003B, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.03	3,852,000
1,000,000	Lauren Co., LLC Tax., Ser. 2003, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.03	1,000,000
15,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 3.06% (LOC: Wachovia Bank, N.A.) (Note B)	3.06	15,000,000

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$4,000,000	M&M Drying, Ltd., Minerva Real Estate, LLC, Ser. 2003, 3.11% (LOC: Bank One, N.A.) (Note B)	3.07	$4,000,000
5,000,000	NATC California, LLC, due 7/20/05 (LOC: JPMorgan Chase Bank, N.A.)	3.09	4,965,889
2,000,000	New Lexington Clinic, P.S.C. Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	2,000,000
5,330,000	New Plaza Management, LLC, Ser. 2003, 3.11% (LOC: U.S. Bank, N.A.) (Note B)	3.07	5,330,000
3,630,000	Quadra, Inc. and S.L.J.B., LLC Tax., Ser. 2003, 3.11% (LOC: Bank One, N.A.) (Note B)	3.07	3,630,000
1,420,000	PCP Investors, LLC Tax., Ser. 2003, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.03	1,420,000
6,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 5/3/05 (LIQ: JPMorgan Chase Bank, N.A.)	2.88	5,999,043
8,455,000	Riddle Memorial Hospital Health Care Center III Assoc., Tax., Ser. 2003, 3.06% (LOC: PNC Bank, N.A.) (Notes B, C)	3.02	8,455,000
1,200,000	R.M.D. Corp. Adj. Rate Tax. Secs, Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,200,000
1,900,000	Royce G. Pulliam M&A, LLC Adj. Rate Tax. Secs., Ser. 2003, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	1,900,000
5,000,000	Salvation Army Tax. Rev. Bonds Ser. 2005A, 3.04% (LOC: Bank of New York) (Note B)	3.00	5,000,000
2,300,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 3.06% (LOC: Bank of America, N.A.) (Note B)	3.02	2,300,000
5,000,000	Smith of Georgia, LLC Tax. Ser. 2004, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	5,000,000
1,100,000	Sound Class Assets, LLC, Ser. 2003A, 3.06% (LOC: Bank of America, N.A.) (Note B)	3.02	1,100,000
2,495,000	The Scranton Times, LP, Var. Rate Term Notes, Ser. 1997, 3.05% (LOC: PNC Bank, N.A.) (Note B)	3.05	2,495,000
600,000	Wagner Moving & Storage, Inc. Adj. Rate Tax. Secs., Ser. 2002, 3.06% (LOC: Fifth Third Bank) (Note B)	3.02	600,000
1,500,000	Westgate Investment Fund, LLC Tax., Ser. 2005, 3.07% (LOC: Wells Fargo Bank, N.A.) (Note B)	3.03	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 3.05% (LOC: Fifth Third Bank) (Note B)	3.05	2,000,000

			103,021,932

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT–1.5%
9,000,000	Calyon, 3.31%, due 9/29/05	3.32	8,999,443

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—5.1%
$5,000,000	Banco Cuscatlan, S.A., due 5/17/05 (LOC: ING Bank, N.V.)	2.92	$4,993,533
5,000,000	Banco Cuscatlan, S.A., due 6/14/05 (LOC: ING Bank, N.V.)	3.03	4,981,606
1,500,000	Banco Cuscatlan, S.A., due 6/21/05 (LOC: ING Bank, N.V.)	3.04	1,493,583
5,000,000	Banco Cuscatlan, S.A., due 6/28/05 (LOC: ING Bank, N.V.)	3.05	4,975,592
5,000,000	HBOS Treasury Services PLC, 2.88%, due 5/3/05 (GTY: Bank of Scotland) (Note A)	2.88	5,000,000
2,000,000	HBOS Treasury Services PLC, 2.90%, due 5/20/05 (GTY: Bank of Scotland) (Note A)	2.90	2,000,000
8,500,000	HBOS Treasury Services PLC, 3.08%, due 6/24/05 (GTY: Bank of Scotland) (Note A)	3.08	8,500,000

			31,944,314

	TOTAL BANK OBLIGATIONS—41.6%		258,413,868

	TAXABLE MUNICIPAL OBLIGATIONS
5,000,000	California PCFA Environmental Improvement Rev. Bonds (ARCO Project), Tax. Ser. 1997, 2.99%, due 6/15/05 (GTY: BP PLC) (Note C)	2.99	5,000,000
1,800,000	California Infrastructure & Econ. Dev. Bank Tax., IDRB, Ser. 2003B (Surtec, Inc. Proj.), 3.14% (LOC: Comerica Bank, N.A.) (Note B)	3.10	1,800,000
840,000	Florida HFC Tax. Housing Rev. Bonds 1999 Ser. G-2 (Valencia Village Apts.) 3.16% (Credit: Fannie Mae) (Note B)	3.12	840,000
1,050,000	Florida HFC Tax. Housing Rev. Bonds 2000 Ser. E-2 (Waterford Point Apts.), 3.16% (Credit: Fannie Mae) (Note B)	3.12	1,050,000
700,000	Greenville (S.C.) Memorial Auditorium Dist. Pub. Facs. Corp., Tax. COP (Bi-Lo Center Proj.) Ser. 1998C, 3.16% (LOC: Bank of America, N.A.) (Note B)	3.12	700,000
1,500,000	Illinois Dev. Auth. Revenue Bonds (American College of Surgeons Proj.) Tax., Ser. 1996, 3.10% (LOC: Northern Trust Company) (Note B)	3.06	1,500,000
3,900,000	Illinois DFA, IDRB (MZG Assoc. LLC Proj.), Tax. Ser. 2000, 3.10% (LOC: FHLB) (Note B)	3.06	3,900,000
1,120,000	Illinois Student Asst. Comm., Student Loan Rev. Bonds, Tax., Ser. 1998B, 3.00% (Credit: Bank of America N.A.; MBIA) (Note B)	3.00	1,120,000

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$9,000,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003B, 3.02% (Credit: FGIC; Bank of America, N.A.) (Note B)	2.98	$9,000,000
8,240,000	Maryland HEFA, Tax. Rev. Bonds (Charlestown Community Issue), Ser. 1998B, 3.00% (LOC: Wachovia Bank, N.A) (Note B)	3.00	8,240,000
4,640,000	New Jersey Sports and Exposition Authority State Contract Bonds, Ser. 1992-C, 3.00% (LOC: MBIA; Credit Suisse First Boston) (Note B)	2.96	4,640,000
10,700,000	PHEAA Student Loan Adj. Rate Tender Rev. Bonds, Ser. 1994-A, 3.00% (LOC: AMBAC; WestLB AG) (Note B)	2.96	10,700,000
11,250,000	San Jose, CA Redev. Agency, Merged Area Redev. Proj., Tax. Rev. Bonds 2003, Ser. A, 3.00% (LOC: JPMorgan Chase Bank) (Note B)	2.96	11,250,000
25,000,000	Texas Public Fin. Auth., Unemployment Compensation Oblg. Assessment Rev., Tax. Ser. 2003 D-1, 2.97% (LIQ: State of Texas)	2.93	25,000,000
13,300,000	Township of Derry Indus. & Commercial Dev. Auth. Tax., Ser. 2001 (GIANT Center Proj., Hershey, PA), 3.06% (LOC: PNC Bank, N.A.) (Note B)	3.02	13,300,000
2,000,000	Utah Telecom. Open Infrastructure Agy., Tax. Adj. Rate Telecom. Rev. Bonds, Ser. 2004, 3.02%, (LOC: Bank of America, N.A.) (Note B)	2.98	2,000,000
5,000,000	Westchester County Health Care Corp. Tax. CP Notes, Ser. 2, due 5/3/05 (LOC: Landesbank Hessen-Thuringen GZ)	2.90	4,999,197
2,000,000	Westmoreland County, PA IDA Adj. Rate Demand Health System Rev. Bonds Tax., Ser. 2005D (Excela Health Proj.), 3.08% (LOC: Wachovia Bank, N.A.) (Note B)	3.04	2,000,000

	TOTAL TAXABLE MUNICIPAL OBLIGATIONS—17.2%		107,039,197

	U.S. GOVERNMENT AGENCY OBLIGATIONS
10,000,000	FHLB Notes, 1.70%, due 12/30/05 (Note E)	3.12	9,906,288
4,262,000	FNMA Mortgage-Backed Discount Notes, due 5/2/05	2.11	4,261,754
4,616,000	FNMA Mortgage-Backed Discount Notes, due 6/1/05	2.86	4,604,711
250,000	FNMA Mortgage-Backed Discount Notes, due 1/2/06	3.54	244,082
4,000,000	FNMA Mortgage-Backed Discount Notes, due 1/2/06	3.53	3,905,591
15,000,000	FNMA Notes, 1.55%, due 5/4/05 (Note E)	1.55	15,000,000

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—6.1%		37,922,426

TD WATERHOUSE PLUS FUNDS, INC.
Money Market Plus Portfolio • Schedule of Investments
April 30, 2005
(UNAUDITED)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENT—4.7%
$29,428,000	Bank of America Securities LLC
	• 2.97%, dated 4/29/05, due 5/2/05 in the amount of $29,435,283
	• fully collateralized by U.S. Government obligations, coupon range 5.00%-6.00% maturity 4/1/35, value $30,016,560	2.97	$29,428,000

	TOTAL INVESTMENTS (cost $624,522,661)—100.4%		624,522,661

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4)%		(2,480,243)

	NET ASSETS—100.0%		$622,042,418

Please see accompanying notes to financial statements.

TD WATERHOUSE PLUS FUNDS, INC.

Notes to Schedule of Investments
April 30, 2005 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2005. Dates shown represent the next interest reset date.

(B)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(C)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to $88,286,876 or 14.2% of net assets. These securities have been deemed liquid by the Board of Directors.

(D)

This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2005, the value of these securities amounted to $28,000,000 representing 4.5% of net assets.

(E)	Security may be called at issuer’s option prior to listed maturity date.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

Description of Abbreviations

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
DFA	Development Finance Authority
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GTY	Guarantee
HEFA	Health & Education Facilities Authority
HFC	Housing Finance Corporation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

TD WATERHOUSE PLUS FUNDS, INC.
April 30, 2005 (Unaudited)

Board’s Consideration of Investment Management Arrangements
The Board of Directors, including the Directors that are not interested persons of the Fund (the “Independent Directors”), last approved the Investment Management Agreement between the Fund and TD Asset Management USA Inc. (formerly known as TD Waterhouse Asset Management, Inc.) at a meeting held on March 22, 2005. In approving the Investment Management Agreement, the Board of Directors considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of the Money Market Plus Portfolio (the “Portfolio”) in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of the Portfolio and a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information with respect to the Investment Manager’s profitability with respect to the Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. The matters discussed below were considered separately by the Independent Directors in an executive session, during which experienced counsel that is independent of the Investment Manager provided guidance to the Independent Directors.

Fees and Expenses
The Board of Directors, including the Independent Directors, compared the fees and expense ratios of the Portfolio (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). Both the peer group category and the funds within the peer group, with respect to the fee and expense data, were selected by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager. The Board also reviewed fees and expense ratios of a group of comparable funds selected by the Investment Manager.

The Board considered data based on information provided by Lipper, particularly that the Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group. The Board also noted that the Portfolio’s expense ratio was below the median expense ratio of its peer group. The Board also considered that the fee waiver and/or expense reimbursement arrangements currently in place for the Portfolio are contractual and that the Portfolio’s net total annual operating expense ratio is capped at 0.45% of its average daily net assets.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager, and noted that the Investment Manager serves as adviser to two other registered

TD WATERHOUSE PLUS FUNDS, INC.
April 30, 2005 (Unaudited)

investment companies (“TD Waterhouse funds”) and TD Waterhouse Bank, N.A. (an affiliate for which it manages cash).

On the basis of the information considered, the Board determined that the fee rate was reasonable.

Nature, Extent and Quality of Services
The Board of Directors, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Directors and/or Trustees of the TD Waterhouse funds, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for the Portfolio. In further evaluating the quality of services that would be provided by the Investment Manager, the Board was informed that in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. In particular, the Board was informed that the Investment Manager’s investment staff members have an average industry experience of 14 years, the average tenure with the Investment Manager of the investment staff members is 7 years, and that as of October 31, 2004 the Investment Manager had approximately $14 billion in assets under management. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Fund and noted that such staff was sufficient to ensure a high level of quality.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance
The Board of Directors, including the Independent Directors, received and considered information about the Portfolio’s investment performance, as well as the performance of its peer group as determined by Lipper (as well as a broader group of comparable funds selected by the Investment Manager). The Board was provided with performance data, based on annualized total return, and noted that for the 1-year period ending on October 31, 2004, the Portfolio outperformed the median of its peer group.

The Board concluded that the performance generated by the Investment Manager was satisfactory.

TD WATERHOUSE PLUS FUNDS, INC.
April 30, 2005 (Unaudited)

Profitability
The Board of Directors, including the Independent Directors, considered the level of the Investment Manager’s profits in respect of the management of the TD Waterhouse funds, including the Fund. At the Board’s request, the Board was presented with a report prepared by an independent consultant, reviewing the TD Waterhouse organization’s methodology of calculating profitability. On the basis of the consultant’s report, the Board of Directors, including the Independent Directors, concluded that the cost allocation methodology employed by the TD Waterhouse organization has a reasonable basis and is appropriate in light of relevant circumstances. The Board considered the profits realized by the Investment Manager and its affiliates in connection with the operation of the Fund and concluded that the amount of profit is a reasonable profit for services provided to the Fund.

Economies of Scale
The Board of Directors, including the Independent Directors, considered whether there have been economies of scale in respect of the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate contains breakpoints and, accordingly, reflects the potential for sharing economies of scale. The breakpoints largely correspond with the asset levels at which the Investment Manager indicated it anticipated that it would experience economies of scale. The Board concluded that potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate, however, for the fiscal year ended October 31, 2004, the breakpoint to the advisory fee rate was not triggered, as the specified asset level was not reached. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager
The Board of Directors, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolio, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolio, including for administrative and transfer agency services. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Fund.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Fund, such as those noted above, were reasonable.

TD WATERHOUSE PLUS FUNDS, INC.
April 30, 2005 (Unaudited)

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Investment Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Portfolio to approve the continuation of the Investment Management Agreement, including the fees to be charged for services thereunder.

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc., investment companies advised by TD Waterhouse Asset Management, Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza IVA, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE CheckSpring Community Corp. 11 Bruckner Boulevard Bronx, NY 10454 Age 61	Director	Since 2/26/98	Chairman of CheckSpring Community Corp since January 2005; Chief Operating Officer of American Red Cross(Nassau 9/8/99 County Chapter) from June 2003 through December 2004; Chief Operating Officer of National Center for Disability Services from 2001 through 2003; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 through January 2002.	12	None

PETER B.M. EBY c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 66	Director	Since 6/6/02	Vice Chairman and Director of Nesbitt Burns, Inc. (provides investments and securities services) until October 1998.	12	Director of Leon’s Furniture Limited since May 1977; Director of Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

THEODORE ROSEN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 80	Director	Since 2/26/98

From December 1995 through February 1998, a Director of
TD Waterhouse Family of Funds, Inc.; since 1993, a Managing Director of Burnham Securities, Inc.; currently Chairman of Marathon Capital LLC, a merchant banking firm; was founder and Chairman of the Board of U.S. Energy Systems, Inc.; from 1991 to 1993, Senior Vice President at Oppenheimer & Co., and from 1989 to 1991 was a Vice President-Sales at Smith Barney; prior to 1989, held senior management positions with other firms including Morgan Stanley & Co., Ladenburg Thalman, and Burnham & Co.; founder and President of Summit Capital Group, a money management and investment banking firm.

				1	None

Interested Director

JAMES F. RITTINGER††† c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 57	Chairman Director,	Since 2/26/98	Since 1979, Partner at Satterlee Stephens Burke Burke & Burke LLP, a law firm; from 1987 through1996, a member of the Board of Directors of Waterhouse Investor Services, Inc., a New York Stock Exchange listed company; from 1983 through 1994, served as Justice of the Village of Briarcliff Manor, New York; a member of the Association of the Bar of the State of New York.	1	None

32	33

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors††††

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 45	President and Chief Executive Officer	Since 6/5/02

Since August 2002, Senior Vice President – Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 41	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director-SEI Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 54	Chief Legal Officer	Since 6/10/03

Since August 1995, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.

MARC A. SCHUMAN c/o BISYS Fund Services 90 Park Avenue New York, NY 10016 Age 44	Vice President and Secretary	Since 3/22/05

Since February 2005, Senior Counsel at BISYS; from October 2001 through January 2005, Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS); from 2000 through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP (law firm).

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 45	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 and 11/2/99

Since August 1996, Senior Vice President - Compliance, Administration and Operations of TD Asset Management USA Inc. and TD Waterhouse from June 1997 through May 2005; and since June 2004, Chief Compliance Officer for TD Asset Management USA Inc.

THOMAS J. TEXTOR c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Vice President and Assistant Treasurer	Since 1/4/99	Since November 1999, Chief Compliance Officer of TD Waterhouse; from 1997 to 1999, Chief Compliance Officer of National Investor Services Corp.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of April 30, 2005. This does not include directorships held by a Director in the Fund Complex.

†††	Mr. Rittinger is considered an “interested person” of the Fund under the 1940 Act because he is a Partner of the law firm that acts as legal counsel for certain service providers of the Fund Complex.
††††	Michael A. Hill was Acting Secretary of the Fund Complex from October 2004 through March 2005.

34	35

TDW #3734 Rev. 5/05     ©2005 TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

             Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable – only for annual reports.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

             (a) Disclose, under the caption  Audit Fees , the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

             (b) Disclose, under the caption  Audit-Related Fees,  the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (c) Disclose, under the caption  Tax Fees,  the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (d) Disclose, under the caption  All Other Fees,  the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

             (e)      (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                        (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

             (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

             (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

             (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

             (a)   If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

             (b)   If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

             File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

             A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

             If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

             If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

               Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

               (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

               (b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

               (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

               (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.  Not applicable - Only effective for annual reports.

               (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

               (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

               (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.  Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Plus Funds, Inc.

By (Signature and Title)*		/s/ George O. Martinez	George O. Martinez, President

Date	June 29, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George O. Martinez	George O. Martinez, President

Date	June 29, 2005

By (Signature and Title)*		/s/ Christopher Salfi	Christopher Salfi, Treasurer

Date	June 29, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, George O. Martinez, certify that:

1.	I have reviewed this report on Form N-CSR of TD Waterhouse Plus Funds, Inc. (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

June 29, 2005	/s/ George O. Martinez

Date	George O. Martinez
President

CERTIFICATIONS

I, Christopher Salfi, certify that:

1.	I have reviewed this report on Form N-CSR of TD Waterhouse Plus Funds, Inc. (the “registrant”);

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that is covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

	b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

June 29, 2005	/s/ Christopher Salfi

Date	Christopher Salfi
Treasurer

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2005 of TD Waterhouse Plus Funds, Inc. (the “Registrant”).

I, George O. Martinez, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: June 29, 2005

/s/ George O. Martinez

George O. Martinez
President

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. § 1350, and accompanies the report on Form N-CSR for the period ended April 30, 2005 of TD Waterhouse Plus Funds, Inc. (the “Registrant”).

I, Christopher Salfi, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge,:

1.	the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (15 U.S.C. 78m(a) or 78o(d)); and

2.	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date: June 29, 2005

/s/ Christopher Salfi

Christopher Salfi
Treasurer

This certification is being furnished solely pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as part of Form N-CSR or as a separate disclosure document. A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.